Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 10, 2026	Aug. 13, 2025	Aug. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Preferred stock authorized						400,000		400,000
Preferred stock per value						$ 0.0001		$ 0.0001
Common stock dividend								$ 57,100	$ 0
January 15, 2026
Subsequent Event [Line Items]
Base Dividend		$ 0.1354			$ 0.1562
Bonus dividend		$ 0.0208
Payment Date		Jan. 15, 2026			Mar. 15, 2026
Common stock dividend					$ 2,298
February 13, 2026
Subsequent Event [Line Items]
Base Dividend		$ 0.1354			$ 0.1562
Bonus dividend		$ 0.0208
Payment Date		Feb. 13, 2026			Apr. 15, 2026
Common stock dividend					$ 2,310
March 13, 2026
Subsequent Event [Line Items]
Base Dividend		$ 0.1354			$ 0.1562
Bonus dividend		$ 0.0208
Payment Date		Mar. 13, 2026			May 15, 2026
Common stock dividend					$ 2,326
Series D Preferred Stock
Subsequent Event [Line Items]
Proceeds from the issuance of preferred stock, net						$ 37,768	$ 0
Subsequent Event
Subsequent Event [Line Items]
Payments to acquire mineral rights			$ 105,000	$ 33,000
Cash Dividend Per Share			$ 0.11
Common stock dividend			$ 2,600
Distribution Declared			3,000
Distribution Declared Payable To Company			$ 2,600
Subsequent Event | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Restricted stock units grants Vested period			4 years
RSU granted fair value			$ 6,400
Subsequent Event | April 15, 2026
Subsequent Event [Line Items]
Base Dividend	$ 0.1354
Bonus dividend	$ 0.0208
Payment Date	Apr. 15, 2026
Subsequent Event | May 15, 2026
Subsequent Event [Line Items]
Base Dividend	$ 0.1354
Bonus dividend	$ 0.0208
Payment Date	May 15, 2026
Subsequent Event | Series D Preferred Stock
Subsequent Event [Line Items]
Preferred stock authorized				37,780	37,780
Preferred stock per value				$ 1,000	$ 1,000
Proceeds from the issuance of preferred stock, net				$ 36,300
Subsequent Event | Series E Preferred Stock Member
Subsequent Event [Line Items]
Preferred stock per value			$ 0.0001
Proceeds from the issuance of preferred stock, net			$ 50,000